Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Cash disposed	$ 10	$ 0	$ 24
Cash acquired from acquisition	369	249	4
Dividends paid to non-controlling shareholders	$ 121	$ 187	$ 162